Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Provision for Income Taxes for Income from Continuing Operations

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$27,427	$99,298	$27,624
State	5,763	10,271	7,827
	33,190	109,569	35,451
Deferred:
Federal	59,479	57,488	104,923
State	11,009	(3,031)	1,219
	70,488	54,457	106,142
Total provision for income taxes for income from continuing operations	$103,678	$164,026	$141,593

Schedule of Reconciliation between the Statutory Federal Income Tax Rate and the Effective Tax Rate

	Year Ended December 31,
	2013		2012		2011
	Amount	%	Amount	%	Amount	%
Provision for income taxes at statutory
federal rate	$121,142	35.0%	$182,646	35.0%	$169,560	35.0%
State income taxes, net of federal
income tax benefit	10,554	3.1	12,491	2.4	8,333	1.7
Release of unrecognized tax benefit	-	-	-	-	(6,509)	(1.3)
Net income attributable to
noncontrolling interests	(26,623)	(7.7)	(28,057)	(5.4)	(26,486)	(5.5)
Change in valuation allowance	-	-	(1,233)	(0.2)	-	-
Federal and state tax credits	(3,972)	(1.1)	(2,185)	(0.4)	(3,788)	(0.8)
Other	2,577	0.7	364	0.1	483	0.1
Provision for income taxes and
effective tax rate for income from
continuing operations	$103,678	30.0%	$164,026	31.5%	$141,593	29.2%

Schedule of Components of Deferred Income Taxes

	December 31,
	2013		2012
	Assets	Liabilities	Assets	Liabilities
Net operating loss and credit carryforwards	$186,519	$-	$170,521	$-
Property and equipment	-	820,035	-	762,387
Self-insurance liabilities	125,367	-	124,842	-
Intangibles	-	244,019	-	222,392
Investments in unconsolidated affiliates	-	60,257	-	64,170
Other liabilities	-	23,767	-	22,468
Long-term debt and interest	-	21,256	-	28,920
Accounts receivable	-	86,044	-	38,503
Accrued expenses	53,011	-	55,203	-
Other comprehensive income	47,265	-	102,242	-
Stock-based compensation	22,813	-	31,504	-
Deferred compensation	73,042	-	58,509	-
Other	110,813	-	65,887	-
	618,830	1,255,378	608,708	1,138,840
Valuation allowance	(171,364)	-	(161,312)	-
Total deferred income taxes	$447,466	$1,255,378	$447,396	$1,138,840

Schedule of Reconciliation of the Total Amount of Unrecognized Tax Benefit

	Year Ended December 31,
	2013	2012	2011
Unrecognized tax benefit, beginning of year	$682	$629	$7,458
Gross increases — tax positions in prior period	195	1,515	349
Reductions — tax positions in prior period	-	-	(3,469)
Lapse of statute of limitations	-	-	(3,575)
Settlements	(402)	(1,462)	(134)
Unrecognized tax benefit, end of year	$475	$682	$629